UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:  BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$3,605	$4,158,223
City of Birmingham Albama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	2,920	2,935,885

		7,094,108
Alaska — 1.4%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,096,782
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	6,450	7,534,890
6.00%, 9/01/28	3,700	4,300,621

		14,932,293
Arizona — 0.4%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	165	171,535
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,410,944

		3,582,479
California — 14.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (b)	10,000	10,602,900
Alameda County Joint Powers Authority, Refunding RB, 5.00%, 12/01/34	6,990	7,438,269
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,770,410
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,866,112
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	2,965	3,463,683
California State University, RB, Systemwide, Series A, 5.50%, 5/01/19 (a)	1,525	1,738,256

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB, Series A:
5.00%, 5/01/17 (a)	$1,510	$1,576,516
5.00%, 11/01/37	2,035	2,112,615
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,653,280
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,267,080
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,045,654
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,405,073
Series A-1, 5.75%, 3/01/34	2,300	2,708,664
Coast Community College District, GO, Election of 2002, Series C (AGM), 0.00%, 8/01/16 (a)(c)	8,100	3,231,981
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	5,000	5,168,250
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	10,803,300
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,223,468
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (c)	5,000	1,850,100
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (c)	5,110	3,259,056
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (c)	5,000	2,693,500
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,200	1,266,144
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	3,975	3,115,128

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
California (continued)
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	$7,620	$3,261,131
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,720,800
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (c):
0.00%, 8/01/35	7,820	4,047,241
0.00%, 8/01/36	10,000	4,825,400
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (c):
0.00%, 8/01/37	8,000	3,897,760
0.00%, 8/01/38	12,940	6,069,378
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/16 (a)	2,165	2,189,919
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (c):
0.00%, 7/01/34	1,860	856,177
0.00%, 7/01/35	1,970	852,715
0.00%, 7/01/36	2,960	1,203,950
0.00%, 7/01/37	1,975	755,694
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	3,485	2,159,306
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,091,006
5.00%, 8/01/38	1,600	1,854,304
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/41	2,700	3,146,850
5.00%, 10/01/41	2,555	2,984,163
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,041
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	6,011,460
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	6,545	3,165,162

Municipal Bonds	Par (000)	Value
California (continued)
West Valley-Mission Community College District, GO:
5.00%, 8/01/16 (a)	$3,025	$3,060,271
5.00%, 8/01/30	575	581,538

		148,003,705
Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	5,655	6,484,984
Florida — 14.7%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC), 5.00%, 10/01/32	3,300	3,488,694
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	4,535	5,159,923
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	13,100	14,373,582
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	2,250	2,490,278
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	2,020,113
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	3,055,442
5.38%, 10/01/32	3,440	3,957,445
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	6,000	6,712,680
Series B-1, 5.75%, 7/01/18	3,700	4,087,649
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	5,695	7,015,841
Series B, AMT, 6.00%, 10/01/30	1,820	2,272,106
Series B, AMT, 6.25%, 10/01/38	1,165	1,458,359
Series B, AMT, 6.00%, 10/01/42	1,865	2,245,777
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18 (a)	20,095	22,622,348
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	609,638

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, AMT (continued):
Miami International Airport, Series A (AGM), 5.50%, 10/01/41	$19,020	$20,858,663
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	14,360	16,703,121
County of Miami-Dade Florida Transit System, RB, Surtax:
5.00%, 7/01/16 (a)	19,800	19,953,450
(AGM), 5.00%, 7/01/35	2,800	3,022,404
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,618,103
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,697,539

		151,423,155
Georgia — 2.1%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,903,112
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,405	1,696,299
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B, 5.00%, 7/01/17 (a)	10,000	10,508,300
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	395	453,630
5.00%, 4/01/44	1,775	1,996,981

		21,558,322
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,340,080

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii Department of Transportation, COP, AMT (continued):
5.00%, 8/01/28	$1,775	$2,056,125

		4,396,205
Illinois — 17.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	9,000	10,493,640
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/35	9,280	8,962,531
5.00%, 1/01/36	4,245	4,090,270
Project, 5.25%, 1/01/33	2,340	2,311,686
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 1/01/31	2,425	2,717,770
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	4,190	4,398,369
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,569,090
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,448,124
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,783,458
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,595,800
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	678,290
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	10,282,965
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,079,973
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	1,965	2,045,801

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	$985	$1,102,973
Illinois Municipal Electric Agency, RB, Series A (NPFGC) (a):
5.00%, 2/01/17	17,935	18,532,953
5.25%, 2/01/17	15,000	15,528,300
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (c):
0.00%, 12/15/26	8,500	5,765,720
0.00%, 6/15/32	14,000	7,150,080
0.00%, 12/15/33	20,000	9,513,200
0.00%, 12/15/34	41,880	18,787,368
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (c)	9,430	2,787,602
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	2,031,517
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	865	984,085
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,468,005
5.25%, 2/01/33	5,860	6,397,010
5.50%, 7/01/33	2,235	2,465,540
5.25%, 2/01/34	5,360	5,824,980
5.50%, 7/01/38	1,200	1,311,204
5.00%, 2/01/39	7,500	7,913,475
State of Illinois Toll Highway Authority, RB, Series B, 5.50%, 1/01/18 (a)	4,000	4,317,200
State of lllinois Toll Highway Authority, RB, Series B (BHAC), 5.50%, 1/01/18 (a)	2,000	2,158,600
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	2,580	2,904,564

		183,402,143
Indiana — 3.1%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,439,150
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,423,653

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$1,400	$1,520,092
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	2,425	2,649,022
Indiana Municipal Power Agency, RB (a):
Series A (NPFGC), 5.00%, 1/01/17	3,850	3,962,920
Series B, 6.00%, 1/01/19	5,000	5,677,400
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,272,157
(AGC), 5.25%, 1/01/29	1,350	1,502,037
(AGC), 5.50%, 1/01/38	4,250	4,771,007

		32,217,438
Iowa — 2.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	12,650	14,248,201
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,045	3,284,063
5.70%, 12/01/27	3,040	3,259,093
5.75%, 12/01/28	1,605	1,720,062
5.80%, 12/01/29	2,050	2,195,140
5.85%, 12/01/30	2,130	2,282,529

		26,989,088
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,143,900
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (b)	8,225	6,660,441
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	3,545	3,960,261

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC) (continued):
5.25%, 2/01/28	$455	$504,440

		12,269,042
Louisiana — 1.2%
City of New Orleans Louisiana Aviation Board, RB, AMT:
Series A (AGM), 5.25%, 1/01/32	6,405	6,767,267
Series B, 5.00%, 1/01/40	4,825	5,431,261

		12,198,528
Massachusetts — 1.0%
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,397,779
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	3,100	3,254,721
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	4,083,139

		10,735,639
Michigan — 7.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,075	1,209,773
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	5,000	5,034,150
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,762,727
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21 (a)	60	72,487
5.00%, 12/01/39	16,040	18,039,065
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,330	1,509,563
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	10,614,500
5.25%, 9/15/26	6,650	7,051,061

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	$1,890	$2,141,351
Series I, 6.25%, 10/15/38	1,235	1,389,091
Series I (AGC), 5.25%, 10/15/24	1,750	1,986,950
Series I (AGC), 5.25%, 10/15/25	3,250	3,685,338
Series I-A, 5.38%, 10/15/36	2,075	2,413,599
Series I-A, 5.38%, 10/15/41	1,900	2,210,042
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,331,063
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	2,065	2,214,898
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,492,100
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,227,971

		79,385,729
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	845	964,686
6.50%, 11/15/38	4,655	5,244,788

		6,209,474
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,667,478
Nevada — 1.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	2,250	2,583,720
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	2,000	2,247,860

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (continued):
(AGM), 5.25%, 7/01/39	$5,170	$5,812,683

		10,644,263
New Jersey — 8.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Techical Schools Project, 5.25%, 5/01/51 (d)	2,320	2,764,141
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,930	2,182,290
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,539,280
Series WW, 5.25%, 6/15/33	445	490,746
Series WW, 5.00%, 6/15/34	570	610,949
Series WW, 5.00%, 6/15/36	2,635	2,805,669
Series WW, 5.25%, 6/15/40	1,025	1,121,299
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,371,914
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	2,040,333
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,135	1,287,987
5.50%, 12/01/26	1,635	1,847,730
5.75%, 12/01/28	180	203,083
5.88%, 12/01/33	6,895	7,794,177
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,940	3,107,051
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	18,525	7,122,121
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (c)	8,550	6,141,892
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,535,991

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.00%, 6/15/38	$4,990	$5,308,162
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,874,160
Transportation System, Series AA, 5.50%, 6/15/39	5,625	6,224,344
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,113,940
Transportation System, Series B, 5.00%, 6/15/42	6,500	6,844,565
Transportation System, Series D, 5.00%, 6/15/32	1,825	1,980,545

		83,312,369
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	1,040	1,209,707
New York — 1.8%
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,152,407
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	5,015,649
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,257,402
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,636,880

		19,062,338
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,730,080
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,972,498
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,347,936

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (continued):
5.25%, 2/15/33	$2,730	$3,275,618

		22,326,132
Pennsylvania — 4.4%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,742,979
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	5,850	6,595,114
The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/34	7,115	8,152,438
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	9,075	10,550,141
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	2,059,479
Series C, 5.50%, 12/01/33	1,565	1,915,529
Sub-Series C (AGC), 6.25%, 6/01/18 (a)	5,695	6,345,027
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,039,582
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,503,433

		44,903,722
Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	3,000	3,110,940
5.00%, 6/01/50	7,465	7,917,902

		11,028,842
South Carolina — 3.7%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,396,176
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	6,530	7,430,683
South Carolina State Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,985	3,500,241

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	$11,450	$13,447,109
Series E, 5.50%, 12/01/53	2,025	2,358,963
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,773,275

		37,906,447
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45	100	113,564
Texas — 15.8%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	5,065	2,164,680
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	3,460	3,929,003
6.00%, 5/15/19 (a)	5,400	6,233,166
6.00%, 11/15/35	300	348,054
5.38%, 11/15/38	190	212,581
City of Houston Texas Utility System, Refunding RB, Series A (AGM), 5.00%, 11/15/36	10,000	10,660,200
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,695,586
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	5,810	2,583,358
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,464,034
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (a)	10,000	11,008,200
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	12,246,104

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds	Par (000)	Value
Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	$2,745	$3,275,252
5.00%, 11/01/35	5,000	5,639,650
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 8/15/18 (a)(c)	10,000	5,011,100
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/17 (a)	10,000	10,333,400
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	9,685	4,065,860
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (c)	25,000	6,730,250
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	6,275	7,096,586
1st Tier System, Series A (NPFGC), 5.13%, 1/01/28	20,000	21,175,400
1st Tier System, Series S, 5.75%, 1/01/18 (a)	8,540	9,242,159
1st Tier System, Series SE, 5.75%, 1/01/40	1,460	1,570,639
Series B, 5.00%, 1/01/40	3,420	3,917,439
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	680	293,740
0.00%, 9/15/36	12,195	4,958,731
0.00%, 9/15/37	8,730	3,339,225
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	3,930	4,399,124
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,665	1,873,325
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group (d):
5.00%, 12/31/45	2,330	2,571,667
5.00%, 12/31/50	1,300	1,422,694

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	$11,345	$12,951,452

		163,412,659
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (c):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,613,800
Sub-Series A (NPFGC), 0.00%, 6/15/24	13,930	9,828,869

		18,442,669
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	80	80,022
Washington — 1.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	2,830	3,230,332
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,113,290
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	3,034,560
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,055,452

		13,433,634
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,245,407
Total Municipal Bonds — 112.2%		1,158,671,585

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 1.4%
Arizona School Facilities Board, COP, (AGC), 5.13%, 9/01/18 (a)(f)	10,000	11,011,500

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$3,500	$3,723,090

		14,734,590
California — 6.7%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	7,996	8,668,404
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	19,184,395
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	21,771,200
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	5,248	6,123,080
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,190,285
San Diego County Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	1,555	1,682,922
5.00%, 5/01/33	7,815	8,458,791
University of California, RB, Series O, 5.75%, 5/15/19 (a)	2,205	2,535,221

		69,614,298
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	2,469	2,777,811
Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,241,422
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,615,427

		9,856,849
District of Columbia — 2.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,595	3,008,176

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	$4,277	$4,815,314
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,523,600
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,908,835

		26,255,925
Florida — 5.0%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	8,760	10,208,466
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,400	5,524,254
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,629,259
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	11,702	13,338,366
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	12,013	13,794,524
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	3,299	3,480,394

		51,975,263
Illinois — 3.8%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,099,720
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	719	763,601
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	3,499	3,881,549
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	10,000	11,180,400
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	7,621	8,901,834
Senior, Series B, 5.00%, 1/01/40	2,939	3,439,885

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB (continued):
Series A, 5.00%, 1/01/38	$5,836	$6,638,524

		38,905,513
Kentucky — 0.6%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,645,636
Louisiana — 1.0%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (a)	10,000	10,002,500
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	4,204	4,924,510
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	5,591	6,440,105
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,787,237

		9,227,342
Nevada — 1.7%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,528,143
5.50%, 7/01/29	510	579,174
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	9,840	11,635,997

		17,743,314
New Jersey — 1.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,826,200

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	$4,961	$5,341,118

		18,167,318
New York — 7.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	18,272,282
Series DD, 5.00%, 6/15/37	17,567	19,113,885
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,710,989
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	12,032,464
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	16,729,306
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	4,985,010

		76,843,936
North Carolina — 0.6%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	6,270	6,389,506
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (a)	4,990	5,409,010
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,711,505

		7,120,515
Texas — 4.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	2,063,493

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	$8,868	$9,904,793
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/18 (a)	12,955	13,944,105
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/17 (a)	10,000	10,350,200
Texas State University Systems, Refunding RB, 5.25%, 3/15/18 (a)	10,000	10,844,100

		47,106,691
Virginia — 0.4%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	3,944	4,279,239
Washington — 2.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	16,770	18,091,057
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	10,274,137

		28,365,194
Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	16,996,261
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	2,490	2,786,609

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 4/01/39 (f)	$7,459	$8,092,427

		27,875,297
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.4%		478,811,247
Total Long-Term Investments (Cost — $1,480,940,774) — 158.6%		1,637,482,832

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (g)(h)	5,471,105	5,471,105
Total Short-Term Securities (Cost — $5,471,105) — 0.5%		5,471,105
Total Investments (Cost — $1,486,411,879*) — 159.1%		1,642,953,937
Other Assets Less Liabilities — 0.7%		7,056,281
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.3)%		(260,946,081)
VRDP Shares, at Liquidation Value — (34.5)%		(356,400,000)

Net Assets Applicable to Common Shares — 100.0%		$1,032,664,137

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,230,908,465

Gross unrealized appreciation	$156,866,666
Gross unrealized depreciation	(5,672,751)

Net unrealized appreciation	$151,193,915

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2016 to November 1, 2019, is $33,967,920.

(g)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	5,471,105	5,471,105	—
FFI Institutional Tax-Exempt Fund	7,593,721	(7,593,721)	—	$2,356

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(36)	5-Year U.S. Treasury Note	June 2016	$4,352,906	$11,497
(131)	10-Year U.S. Treasury Note	June 2016	$17,038,188	75,252
(78)	Long U.S. Treasury Bond	June 2016	$12,738,375	178,099
(16)	Ultra U.S. Treasury Bond	June 2016	$2,741,500	42,858
Total				$307,706

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,637,482,832	—	$1,637,482,832
Short-Term Securities	$5,471,105	—	—	5,471,105

Total Investments	$5,471,105	$1,637,482,832	—	$1,642,953,937

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$307,706	—	—	$307,706

[1] See above Schedule of Investments for values in each state or political subdivision.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016	13

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$548,600	—	—	$548,600
Liabilities:
Bank overdraft	—	$(407,412)	—	(407,412)
TOB Trust Certificates	—	(260,851,557)	—	(260,851,557)
VRDP Shares	—	(356,400,000)	—	(356,400,000)

Total	$548,600	$(617,658,969)	—	$(617,110,369)

During the period ended April 30, 2016, there were no transfers between levels.

14	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date:	June 22, 2016